3 - Marketable Debt Securities: Held-to-maturity Securities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Held to Maturity, at amortized cost	$ 22,762,252	$ 29,777,456
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost	22,762,252	29,777,456
Held-to-maturity Securities, Unrecognized Holding Gain	489,958	562,993
Held-to-maturity Securities, Unrecognized Holding Loss	(122,589)	(170,575)
Held-to-maturity Securities, Fair Value	$ 23,129,621	$ 30,169,874